Leases (Details) - Schedule of Weighted Average Remaining Lease Terms and Discount Rates	Jun. 30, 2024
Leases [Abstract]
Weighted average remaining lease term (years)	2 years 11 months 19 days
Weighted average discount rates	10.40%